LEASES: - Cash flow and other information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow and other information related to leases
Cash paid for amounts included in the measurement of lease liabilities	$ 7,801	$ 6,978
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 228	$ 385